TRADE AND OTHER RECEIVABLES - MOVEMENTS IN THE PROVISION FOR IMPAIRMENT OF TRADE RECEIVABLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Opening balance	$ (2,556)	$ (3,571)
Allowance	(563)	(1,563)
Reversal	49	1,859
Use of provisions	118	473
Translation differences	13	246
Total	$ (2,939)	$ (2,556)